Organizations and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2024
Organizations and Principal Activities [Abstract]
Schedule of VIEs and VIEs’ Subsidiaries After the Elimination of Inter-Company Transactions of Balance Sheet	The following financial information of the Company’s VIEs and VIEs’ subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2023 and June 30, 2024 and for the six months ended June 30, 2023 and 2024 was included in the accompanying condensed consolidated financial statements:
	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB	USD
		(Unaudited)	(Note 2d)
Cash and cash equivalents	51,854	59,263	8,155
Other current assets	195,143	131,027	18,030
Total current assets	246,997	190,290	26,185
Property and equipment, net	54,505	48,752	6,708
Right-of-use assets, net	142,456	129,955	17,882
Other non-current assets	95,246	66,349	9,130
Total non-current assets	292,207	245,056	33,720
TOTAL ASSETS	539,204	435,346	59,905
Accounts payable	198,318	170,603	23,476
Lease liabilities, current	36,927	41,152	5,663
Other current liabilities	183,746	145,042	19,958
Total current liabilities	418,991	356,797	49,097
Lease liabilities, non-current	70,628	64,672	8,899
Other non-current liabilities	9,185	7,430	1,022
Total non-current liabilities	79,813	72,102	9,921
Total liabilities	498,804	428,899	59,018

Schedule of VIEs and VIEs’ Subsidiaries After the Elimination of Inter-Company Transactions of Financial Statements
	For the Six Months Ended June 30,
	2023	2024	2024
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Note 2d)
Net revenues	270,102	118,912	16,363
Net loss	(50,016)	(55,569)	(7,647)
Net cash provided by/(used in) operating activities	22,125	(6,297)	(866)
Net cash (used in)/provided by investing activities	(4,668)	5,450	750
Net cash (used in)/provided by financing activities	(18,492)	7,631	1,050